Document and Entity Information shares in Thousands	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	Mogo Inc.
Entity Central Index Key	0001602842
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Entity Common Stock, Shares Outstanding	32,731,242
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Trading Symbol	MOGO
Security Exchange Name	NASDAQ
Entity File Number	001-38409
Entity Primary SIC Number	7372
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	2100-401 West Georgia
Entity Address, City or Town	St.Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 5A1
City Area Code	604
Local Phone Number	659-4380
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	590-9070
Contact Personnel Name	C T Corporation System
Entity Address, Address Line Two	13th Floor